SCHEDULE OF INVESTMENTS
Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Automotive Retail – 1.3%
Lithia Motors, Inc.	4	$1,166

Casinos & Gaming – 1.4%
Churchill Downs, Inc.	6	1,208

Homefurnishing Retail – 2.5%
Aaron Rents, Inc.	83	2,277

Internet & Direct Marketing Retail – 1.4%
PetMed Express, Inc.(A)	40	1,288

Total Consumer Discretionary - 6.6%		5,939
Consumer Staples
Food Distributors – 1.3%
Andersons, Inc. (The)	49	1,198

Household Products – 1.4%
WD-40 Co.	5	1,225

Packaged Foods & Meats – 5.4%
Calavo Growers, Inc.	16	1,141
J&J Snack Foods Corp.	8	1,248
Lancaster Colony Corp.	7	1,257
Tootsie Roll Industries, Inc.(A)	39	1,146
		4,792

Tobacco – 1.3%
Universal Corp.	24	1,185

Total Consumer Staples - 9.4%		8,400
Financials
Multi-Line Insurance – 1.3%
Horace Mann Educators Corp.	29	1,204

Regional Banks – 21.1%
Atlantic Union Bankshares Corp.	37	1,210
BancFirst Corp.	20	1,195
Bar Harbor Bankshares, Inc.	48	1,085
Bryn Mawr Bank Corp.	37	1,134
Columbia Banking System, Inc.	34	1,214
Community Bank System, Inc.	18	1,129
First Financial Corp.	30	1,161
First of Long Island Corp. (The)	65	1,151
Heritage Financial Corp.	48	1,124
International Bancshares Corp.	33	1,243
Southside Bancshares, Inc.	38	1,186
Stock Yards Bancorp, Inc.	29	1,157
Tompkins Financial Corp.	17	1,209
United Bankshares, Inc.	38	1,231
Washington Trust Bancorp, Inc.	27	1,228
Wesbanco, Inc.	39	1,172
		18,829

Thrifts & Mortgage Finance – 2.7%
Northwest Bancshares, Inc.	94	1,196

Provident Financial Services, Inc.	68	1,230
		2,426

Total Financials - 25.1%		22,459
Health Care
Health Care Facilities – 2.7%
Ensign Group, Inc. (The)	16	1,180
National HealthCare Corp.	18	1,168
		2,348

Health Care Supplies – 1.3%
Atrion Corp.	2	1,180

Total Health Care - 4.0%		3,528
Industrials
Agricultural & Farm Machinery – 1.4%
Lindsay Corp.	10	1,266

Commercial Printing – 1.5%
Brady Corp., Class A	26	1,353

Construction Machinery & Heavy Trucks – 1.4%
Douglas Dynamics, Inc.	29	1,226

Diversified Support Services – 4.2%
Healthcare Services Group, Inc.	49	1,380
Matthews International Corp.	41	1,193
McGrath RentCorp	18	1,198
		3,771

Environmental & Facilities Services – 1.3%
ABM Industries, Inc.	30	1,121

Human Resource & Employment Services – 1.2%
Insperity, Inc.	13	1,083

Industrial Machinery – 5.2%
Franklin Electric Co., Inc.	17	1,157
Gorman-Rupp Co. (The)	35	1,134
Hillenbrand, Inc.	30	1,201
Standex International Corp.	15	1,138
		4,630

Office Services & Supplies – 1.2%
HNI Corp.	31	1,056

Trading Companies & Distributors – 2.6%
Applied Industrial Technologies, Inc.	15	1,178
GATX Corp.	14	1,151
		2,329

Total Industrials - 20.0%		17,835
Information Technology
Data Processing & Outsourced Services – 1.2%
Cass Information Systems, Inc.	27	1,055

Electronic Equipment & Instruments – 1.5%
Badger Meter, Inc.	14	1,323

Total Information Technology - 2.7%		2,378
Materials
Specialty Chemicals – 6.7%
Balchem Corp.	11	1,287

H.B. Fuller Co.	22	1,144
Quaker Chemical Corp.	5	1,209
Sensient Technologies Corp.	16	1,155
Stepan Co.	10	1,204
		5,999

Total Materials - 6.7%		5,999
Real Estate
Health Care REITs – 2.6%
National Health Investors, Inc.	18	1,221
Universal Health Realty Income Trust	18	1,144
		2,365

Total Real Estate - 2.6%		2,365
Utilities
Electric Utilities – 2.7%
ALLETE, Inc.	20	1,241
Portland General Electric Co.	28	1,204
		2,445

Gas Utilities – 7.7%
Chesapeake Utilities Corp.	11	1,218
New Jersey Resources Corp.	35	1,237
Northwest Natural Gas Co.	24	1,110
South Jersey Industries, Inc.	51	1,098
Southwest Gas Corp.	18	1,095
Spire, Inc.	18	1,157
		6,915

Independent Power Producers & Energy Traders – 1.3%
Black Hills Corp.	19	1,194

Multi-Utilities – 2.8%
Avista Corp.	31	1,261
NorthWestern Corp.	20	1,195
		2,456

Water Utilities – 8.2%
American States Water Co.	16	1,262
Artesian Resources Corp.	31	1,143
California Water Service Group	24	1,282
Middlesex Water Co.	17	1,205
SJW Corp.	18	1,220
York Water Co. (The)	25	1,175
		7,287

Total Utilities - 22.7%		20,297

TOTAL COMMON STOCKS – 99.8%		$89,200
(Cost: $73,595)

SHORT-TERM SECURITIES
Money Market Funds(C) - 2.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(B)	2,236	2,236

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	23	23
		2,259

TOTAL SHORT-TERM SECURITIES – 2.5%		$2,259
(Cost: $2,259)

TOTAL INVESTMENT SECURITIES – 102.3%		$91,459
(Cost: $75,854)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3)%		(2,043)

NET ASSETS – 100.0%		$89,416

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $2,189 are on loan.

(B) Investment made with cash collateral received from securities on loan.

(C) Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$89,200	$—	$—
Short-Term Securities	2,259	—	—
Total	$91,459	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,854

Gross unrealized appreciation	16,965

Gross unrealized depreciation	(1,360)

Net unrealized appreciation	$15,605